Borrowings - Senior and Ship Mortgage Notes Navios Logistics and Navios Containers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 08, 2020	Jun. 30, 2020	Jun. 30, 2019	Sep. 11, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	$ 1,607,483			$ 1,607,483			$ 1,581,756
Gain/ (Loss) on bond and debt extinguishment	0	$ 5,712		11,204	$ 21,374
Restricted cash	1,058	9,732		1,058	9,732		736
Line of credit	108,160			108,160			119,629
Proceeds from long-term loans				66,862	127,171
Secured credit facilities
Debt Instrument [Line Items]
Repayment of secured credit facility				$ 14,555
2022 Senior Secured Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement				Nov. 21, 2017
Face amount at issuance date	$ 305,000			$ 305,000
Debt instrument, issuance price percentage				97.00%
Fixed interest rate	11.25%			11.25%
2022 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement				Nov. 29, 2013
Face amount at issuance date	$ 650,000			$ 650,000
Fixed interest rate	7.375%			7.375%
Repurchase of notes				$ 20,782			81,235	$ 35,661
Cash consideration paid to repurchase debt				9,443			50,683	$ 28,796
Gain/ (Loss) on bond and debt extinguishment		5,712		$ 11,204	21,374
Debt Instrument Collateral				23 dry bulk vessels		17 dry bulk vessels
Restricted cash	$ 358	$ 7,410		$ 358	$ 7,410	$ 15,609			$ 15,251	$ 10,129	$ 14,000
2024 Notes
Debt Instrument [Line Items]
Redemption price percentage				100.00%
NSM Loan
Debt Instrument [Line Items]
Issuance date/Date of agreement				Aug. 29, 2019
Face amount at issuance date	141,795			$ 141,795
Debt Instrument Carrying Amount	97,710			97,710			130,538
Accrued Interest	835			835
$50.0 million NSM Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	50,000			$ 50,000
Line of credit facility issuance date				Jun. 30, 2020
Accrued Interest	14			$ 14
Line of credit	$ 31,514			31,514			0
One Credit Facility
Debt Instrument [Line Items]
Repayment of secured credit facility				$ 5,556
Upon occurrence of certain change of control events | 2022 Notes
Debt Instrument [Line Items]
Redemption price percentage				101.00%
Series H Depositary Shares | 2024 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement				Mar. 21, 2019
Fixed interest rate	9.75%			9.75%
Senior Notes	$ 4,747			$ 4,747
Number of shares repurchased				10,930
Series G Depositary Shares | 2024 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement				Apr. 21, 2019
Fixed interest rate	9.75%			9.75%
Senior Notes	$ 3,879			$ 3,879
Number of shares repurchased				8,841
Navios Logistics | 2022 Notes
Debt Instrument [Line Items]
Repurchase of notes							35,500
Cash consideration paid to repurchase debt							$ 17,642
Navios Logistics | 2022 Logistics Senior Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement				Apr. 22, 2014
Face amount at issuance date	$ 375,000			$ 375,000
Fixed interest rate	7.25%			7.25%
Maturity date				May 01, 2022
Redemption Price				100.00%
Redemption date				Jul. 16, 2020
Navios Logistics | Navios Logistics New BBVA Loan Facility
Debt Instrument [Line Items]
Issuance date/Date of agreement				Feb. 14, 2020
Face amount at issuance date	$ 25,000			$ 25,000
Amount used for repayment of debt			$ 11,375
Debt Instrument, Basis Spread on Variable Rate				3.25%
Interest Rate				LIBOR (180 days)
Maturity date				Mar. 31, 2022
Repayment frequency				quarterly
Navios Logistics | Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	11,375			$ 11,375
Navios Logistics | Navios Logistics other long-term loans and notes payable
Debt Instrument [Line Items]
Face amount at issuance date	138,946			$ 138,946
Variable rate basis				LIBOR
Navios Logistics | Navios Logistics other long-term loans and notes payable | Minimum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.15%
Maturity date				Aug. 31, 2020
Navios Logistics | Navios Logistics other long-term loans and notes payable | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				4.75%
Maturity date				Nov. 30, 2024
Navios Logistics | On or after January 15, 2019 | 2022 Logistics Senior Notes
Debt Instrument [Line Items]
Redemption price percentage				101.813%
Navios Logistics | Upon occurrence of certain change of control events | 2022 Logistics Senior Notes
Debt Instrument [Line Items]
Redemption price percentage				101.00%
Navios Logistics | Senior Notes 2025
Debt Instrument [Line Items]
Face amount at issuance date	$ 500,000			$ 500,000
Fixed interest rate	10.75%			10.75%